Investments Held at Fair Value - Schedule of Investments in Currency (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 264	£ 135
Functional Currency
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	260	131
US Dollar
Disclosure Of Financial Assets [Line Items]
Investments held at fair value	£ 4	£ 4